TRANSACTIONS WITH RELATED PARTIES (Schedule of Balances with Related Parties) (Details) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 17, 2011 Caesarstone Canada Inc [Member] CAD	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] USD ($)
Related Party Transaction [Line Items]
Account payables and current maturities to related parties, including financing leaseback	$ 2,602	$ 2,888
Long-term loan and financing leaseback from a related party	12,342	12,188		4,000
Proceeds from financing leaseback		$ 10,893			$ 10,900
Related party transaction, interest rate				0.25%	5.87%